Goodwill and acquisitions (Tables)	6 Months Ended
Jun. 30, 2021
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Disclosure of Cash Generating Units With Significant Impairments of Goodwill
The CGUs with significant impairments of goodwill as at 30 June 2020 are set out in the below table.

		As reported		As adjusted
CGU	Operating Sector	Recoverable amount as at 30 June 2020 1	Goodwill impairment charge for the period ended 30 June 2020 1	Recoverable amount as at 30 June 2020	Goodwill impairment charge for the period ended 30 June 2020
		£m	£m	£m	£m
Wunderman Thompson	Global Integrated Agencies	1,932.2	1,054.4	1,759.5	1,207.5
VMLY&R	Global Integrated Agencies	918.3	472.0	871.0	516.9
Burson Cohn & Wolfe	Public Relations	859.8	127.0	845.9	140.3
Geometry Global	Specialist Agencies	205.9	232.5	128.4	305.8
Landor & FITCH	Specialist Agencies	197.5	158.1	169.5	185.4
Other		1,349.3	440.7	1,325.7	457.0
		5,463.0	2,484.7	5,100.0	2,812.9
Note
1	As previously reported in the Company’s Form 6-K/A filed on 12 February 2021.